BOARD OF MANAGEMENT - Schedule of movements of options held by the former board of management (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2020 shares shares	Dec. 31, 2019 shares shares € / shares	Dec. 31, 2017 shares	Dec. 31, 2020 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares)	(7,404,000)	(7,914,000)	(26,993,000)
Balance at 31 December (in shares)	50,106,488			50,106,488
Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		8,840,000		8,840,000
Granted under the plan (in shares)		4,400,000		4,400,000
Exercised (in shares)				(2,000,000)
Forfeited under the plan (in shares)	0	0		(3,840,000)
Balance at 31 December (in shares)	7,400,000			7,400,000
Weighted average exercise price (in euro per share) | € / shares		€ 0.805
S. de Vries | Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		2,400,000		2,400,000
Granted under the plan (in shares)				2,800,000
Exercised (in shares)				0
Forfeited under the plan (in shares)				(2,400,000)
Balance at 31 December (in shares)	2,800,000			2,800,000
S. de Vries | Board of Management options | 17 June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		2,400,000		2,400,000
Forfeited under the plan (in shares)				(2,400,000)
Balance at 31 December (in shares)	0			0
Weighted average exercise price (in euro per share) | € / shares				€ 1.130
S. de Vries | Board of Management options | 20 Sept 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted under the plan (in shares)				2,800,000
Balance at 31 December (in shares)	2,800,000			2,800,000
Weighted average exercise price (in euro per share) | € / shares				€ 0.805
B. Giannetti | Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		1,440,000		1,440,000
Granted under the plan (in shares)				1,600,000
Exercised (in shares)				0
Forfeited under the plan (in shares)				(1,440,000)
Balance at 31 December (in shares)	1,600,000			1,600,000
B. Giannetti | Board of Management options | 17 June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		1,440,000		1,440,000
Forfeited under the plan (in shares)				(1,440,000)
Balance at 31 December (in shares)	0			0
Weighted average exercise price (in euro per share) | € / shares				€ 1.130
B. Giannetti | Board of Management options | 20 Sept 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted under the plan (in shares)				1,600,000
Balance at 31 December (in shares)	1,600,000			1,600,000
Weighted average exercise price (in euro per share) | € / shares				€ 0.805
R. Wright | Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		5,000,000		5,000,000
Granted under the plan (in shares)				0
Exercised (in shares)				(2,000,000)
Forfeited under the plan (in shares)				0
Balance at 31 December (in shares)	3,000,000			3,000,000
R. Wright | Board of Management options | 28 Oct 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		1,000,000		1,000,000
Exercised (in shares)				(1,000,000)
Balance at 31 December (in shares)	0			0
Weighted average exercise price (in euro per share) | € / shares				€ 0
R. Wright | Board of Management options | 25 May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)		4,000,000		4,000,000
Exercised (in shares)				(1,000,000)
Balance at 31 December (in shares)	3,000,000			3,000,000
R. Wright | Board of Management options | Bottom of range | 25 May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in euro per share) | € / shares				€ 0.209
R. Wright | Board of Management options | Top of range | 25 May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in euro per share) | € / shares				€ 1.130